Companies and businesses acquired and divested	12 Months Ended
Dec. 31, 2021
Companies and Businesses Acquired and Divested [Abstract]
Companies and businesses acquired and divested
48 Companies and businesses acquired and divested
Companies and businesses acquired
2021
There were no significant acquisitions in 2021.
2020
On July 30, 2020, Aegon announced the completion of the expansion of its partnership with Santander in Spain. This follows the agreement signed on July 3, 2018 between Aegon and Banco Santander to expand their life and non-life
insurance partnership, following Banco Santander’s acquisition of Banco Popular. Aegon’s insurance joint ventures with Banco Santander in Spain completed the acquisition of the in force term life policies previously sold through Banco Popular branches as well as the right to write new term life and selected lines of non-life
policies through the former Banco Popular branches now owned by Banco Santander. The transaction was closed following satisfaction of all closing conditions, including the termination of existing alliances of Banco Popular. For its 51% stake in the expansion of the joint venture with Banco Santander, Aegon paid an upfront amount of EUR 187 million – lower than the EUR 215 million communicated in July 2018 mainly due to the results of the in-force
portfolio which accrued to Santander till closing. Furthermore, the previously agreed contingent payment of up to EUR 75 million is due in 2024, subject to the performance of the partnership.
2019
There were no significant acquisitions in 2019.
Companies and businesses divested
2021
On November 29, 2020, Aegon agreed to sell its insurance, pension, and asset management businesses in Hungary, Poland, Romania, and Turkey to Vienna Insurance Group AG Wiener Versicherung Gruppe (VIG) for EUR 830 million
, of which EUR 35 million was received by Aegon in the form of net remittances in 2021.
As a result of the transaction, the Group Solvency II ratio is estimated to improve by approximately 8 percentage points. Based on the balance sheet position at December 31, 2021, a book gain amounting to EUR 266 million is expected, which includes a loss of EUR 204 million related to the foreign currency translation reserve, which will be reclassified from Other Comprehensive Income into the income statement. As a result of this transaction, IFRS equity is expected to increase by EUR 470 million. The closing of the transaction is subject to local regulatory and competition approvals customary for transactions of this nature. Aegon will continue to work with VIG to close this transaction.
On February 28, 2021, Aegon successfully completed the divestment of Stonebridge, a UK-based
provider of accident insurance products to Global Premium Holdings group, part of Embignell group. Under the terms of the agreement, Aegon sold Stonebridge for a consideration of approximately GBP 60 million (EUR 65 million), consisting of the purchase price and dividends related to the transaction. This excludes a contingent consideration of up to GBP 10 million. The transaction had no material impact on Aegon’s capital position and results.
2020
On January 29, 2020, Aegon completed the sale of its 50% stake in the variable annuity joint ventures in Japan. The sale was announced on May 17, 2019. The total cash proceeds are EUR 153 million (JPY 18.75 billion). The divestment had no material impact on Aegon’s capital position and led to an IFRS gain of EUR 53 million. This divestment had no material impact on operating result before tax going forward.
2019
On January 8, 2019, Aegon completed the sale of its businesses in Czech Republic and Slovakia. The businesses consisted mainly of unit linked life insurance coverage, term life products and pension reserves. The proceeds of the sale amount to EUR 155 million and the book gain amounts to approximately EUR 70 million, which were reflected in other income. As a consequence of the transaction, annual result before tax and operating result before tax decreased. In 2018, the operating result before tax of the combined operations amounted to EUR 17 million.